Balances and transactions with related parties: (Details Textual) $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 20, 2017 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2016 USD ($)
Services expense	$ 15,000	$ 310,065		$ 207,303		$ 144,462
Key management personnel compensation			$ 53,268				$ 16,350
Aerostar [member]
Key management personnel compensation					$ 34,879
Inversiones y Tecnicas Aeroportuarias, S. A. de C. V. [member]
Explanation of nature and extent of renewal and termination options		The agreement is for an initial term of 15 years and renews automatically for subsequent five year periods, unless one of the parts issues the other a cancellation notice within a determined term prior to the programmed expiration date. The Company can only exercise its termination right through a resolution of the shareholders.	The agreement is for an initial term of 15 years and renews automatically for subsequent five year periods, unless one of the parts issues the other a cancellation notice within a determined term prior to the programmed expiration date. The Company can only exercise its termination right through a resolution of the shareholders.
Explanation of significant terms of service concession arrangement that may affect amount, timing and certainty of future cash flows		In accordance with the contract, the Company agreed to pay an annual compensation equivalent to the higher of a fixed amount or 5% of the consolidated income of the Company before deducting the compensation for technical assistance and before the comprehensive financial result, IT, depreciation and amortization, determined in accordance with financial reporting standards applicable in Mexico. Beginning in 2003, the minimum fixed amount is of USD2 million (Ps.29.4 million pesos).	In accordance with the contract, the Company agreed to pay an annual compensation equivalent to the higher of a fixed amount or 5% of the consolidated income of the Company before deducting the compensation for technical assistance and before the comprehensive financial result, IT, depreciation and amortization, determined in accordance with financial reporting standards applicable in Mexico. Beginning in 2003, the minimum fixed amount is of USD2 million (Ps.29.4 million pesos).
Explanation of nature and extent of obligations to provide or rights to expect provision of services		The minimum fixed amount will increase annually by the inflation rate of the United States plus the added value tax over the amount of the payment. The Company entered into an amendment agreement for technical assistance and transfer of knowledge, which establishes that the compensation will be paid on a quarterly basis beginning in January 1, 2008, and that such payments are to be deducted from the annual compensation.	The minimum fixed amount will increase annually by the inflation rate of the United States plus the added value tax over the amount of the payment. The Company entered into an amendment agreement for technical assistance and transfer of knowledge, which establishes that the compensation will be paid on a quarterly basis beginning in January 1, 2008, and that such payments are to be deducted from the annual compensation.
Services expense		$ 386,249		$ 344,487		$ 288,111
Airplan [Member]
Key management personnel compensation					$ 3,268